Provisions - Provisions for Tax Proceedings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 1,894
Other provisions at end of period	2,128	€ 1,894
Brazil
Disclosure of other provisions [line items]
Other provisions at beginning of period	686
Other provisions at end of period	879	686
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions at beginning of period	282	348
Movements with a counterparty in the income statement	44	21
Write-offs due to payment	(19)	(4)
Monetary updating	29	22
Translation differences	4	(105)
Other provisions at end of period	€ 340	€ 282